Stock Based Compensation Option Rollforward (Details) (Common Shares, 2005 Long-Term Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	2,262,000	2,029,000	1,626,000
Exercisable options, begin of period	1,151,000	1,046,000	624,000
Granted options	595,000	831,000	748,000
Exercised options	(173,000)	(317,000)	(181,000)
Forfeited options	(72,000)	(88,000)	(130,000)
Expired options	(175,000)	(193,000)	(34,000)
Outstanding, end of period	2,437,000	2,262,000	2,029,000
Exercisable options, end of period	1,321,000	1,151,000	1,046,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 49.12	$ 51.37	$ 57.15
Options exercisable, begin of period - weighted average exercise price	$ 54.64	$ 54.40	$ 51.56
Options granted, weighted average exercise price	$ 51.70	$ 41.98	$ 34.21
Options exercised, weighted average exercise price	$ 37.50	$ 38.60	$ 34.01
Options forfeited, weighted average exercise price	$ 45.97	$ 44.28	$ 47.98
Options expired, weighted average exercise price	$ 57.05	$ 61.50	$ 56.84
Options outstanding, end of period - weighted average exercise price	$ 50.10	$ 49.12	$ 51.37
Options exercisable, end of period - weighted average exercise price	$ 53.68	$ 54.64	$ 54.40
Options granted, weighted average grant date fair value	$ 19.42	$ 13.75	$ 11.75
Aggregate intrinsic value, options exercised	$ 2,099,000	$ 1,555,000	$ 821,000
Aggregate intrinsic value, options outstanding	4,423,000
Aggregate intrinsic value, options exercisable	$ 2,361,000
Weighted average remaining contractual life, outstanding	6.9
Weighted average remaining contractual life, exercisable	5.5